UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
190 Middle Street, Suite 101
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
190 Middle Street, Suite 101
Portland, Maine 04101
207-347-2000

Date of fiscal year end June 30

Date of reporting period: July 1, 2025 – June 30, 2026

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Auxier Focus Fund

AUXAX

:  A Shares

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://auxierasset.com/prospectus-and-reports. You can also request this information by contacting us at (877) 328-9437.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A shares Class	$137	1.25%

How did the Fund perform in the last year?

The Fund breakdown was 86.2% domestic stocks, 8% foreign stocks and 5.8% short debt instruments.

Investments in the Industrials, Healthcare and Energy sectors contributed to performance. High spending on infrastructure to support artificial intelligence (AI) buildouts bolstered corporate earnings, specifically in the Industrials sector with companies like Corning and Caterpillar. Corning has grown to the third–largest holding in the Fund. The infrastructure buildout has also increased demand for skilled labor which boosted Lincoln Educational. Energy companies Chevron, Phillips 66 and Valero Energy benefited from several catalysts, including the supply shock due to the war in Iran and anticipation of high energy demands that future AI data centers will require. The Healthcare sector recovered from pricing uncertainties and has been aided by a rotation into defensive names to hedge against volatility in tech.

Investments in the Information Technology and Financials sectors were a drag on performance. Microsoft and Meta Platforms suffered from the narrative shifting from the initial excitement over new generative AI investments to questions over the long-term profitability and return on investment of expensive AI products. Alphabet was an outlier in this sector thanks to the durability of their Search and YouTube products that continue to deliver strong earnings.

 We continue to favor founder led companies with focus and grit who are on a mission to build quality products and services.

Total Return Based on a $10,000 Investment

Table Summary
Date	A Shares	S&P 500® Index	S&P 1000 Value TR
6/30/16	$9,425	$10,000	$10,003
9/30/16	$9,633	$10,385	$10,532
12/31/16	$9,835	$10,782	$11,648
3/31/17	$10,407	$11,436	$11,846
6/30/17	$10,771	$11,790	$11,939
9/30/17	$10,930	$12,318	$12,440
12/31/17	$11,547	$13,136	$13,055
3/31/18	$11,231	$13,037	$12,730
6/30/18	$11,490	$13,484	$13,541
9/30/18	$12,331	$14,524	$13,999
12/31/18	$11,045	$12,560	$11,465
3/31/19	$12,045	$14,275	$13,017
6/30/19	$12,272	$14,889	$13,291
9/30/19	$12,235	$15,142	$13,391
12/31/19	$13,239	$16,515	$14,400
3/31/20	$10,437	$13,279	$9,247
6/30/20	$11,846	$16,006	$11,228
9/30/20	$12,503	$17,436	$11,456
12/31/20	$13,993	$19,554	$14,890
3/31/21	$15,099	$20,761	$17,888
6/30/21	$15,826	$22,536	$18,649
9/30/21	$15,524	$22,667	$18,211
12/31/21	$16,747	$25,167	$19,465
3/31/22	$16,717	$24,009	$19,286
6/30/22	$15,181	$20,144	$16,729
9/30/22	$14,339	$19,160	$15,915
12/31/22	$15,937	$20,609	$17,868
3/31/23	$16,034	$22,154	$18,343
6/30/23	$16,664	$24,091	$19,030
9/30/23	$16,276	$23,302	$18,013
12/31/23	$17,432	$26,026	$20,596
3/31/24	$18,780	$28,774	$21,186
6/30/24	$18,416	$30,006	$20,354
9/30/24	$19,765	$31,773	$22,406
12/31/24	$19,342	$32,538	$22,746
3/31/25	$20,221	$31,148	$21,453
6/30/25	$20,702	$34,556	$22,171
9/30/25	$21,793	$37,364	$23,831
12/31/25	$22,210	$38,356	$24,428
3/31/26	$22,575	$36,694	$24,929
6/30/26	$24,541	$42,271	$28,227

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. Updated performance can be found at https://auxierasset.com/performance-and-disclosure.

Average Annual Total Returns

Table Summary
	One Year	Five Year	Ten Year
A Shares (without sales charge)	18.55%	9.17%	10.04%
A Shares (with sales charge)	11.73%	7.89%	9.39%
S&P 500® Index	22.32%	13.41%	15.51%
S&P 1000 Value TR	26.56%	8.65%	10.94%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Table Summary
Total Net Assets	$329,853,917
# of Portfolio Holdings	143
Portfolio Turnover Rate	2%
Investment Advisory Fees (Net of fees waived)	$1,850,476

Asset Class Weightings

(% of total investments)

Table Summary
Value	Value
Common Stock	93.5%
Preferred Stock	0.6%
Corporate Non-Convertible Bonds	0.6%
U.S. Government & Agency Obligations	4.2%
Money Market Fund	1.1%

Sector Weightings

(% of total investments)*

Real Estate 0.0%
Transportation 0.2%
Communications 0.3%
Basic Materials 0.4%
Technology 0.7%
Materials 1.0%
Consumer Cyclical 2.7%
Energy 3.8%
Information Technology 9.4%
Consumer Discretionary 9.6%
Industrials 11.1%
Health Care 17.1%
Consumer Staples 18.8%
Financials 24.9%
0%
5%
10%
15%
20%
25%

Table Summary
Value	Value
Financials	24.9%
Consumer Staples	18.8%
Health Care	17.1%
Industrials	11.1%
Consumer Discretionary	9.6%
Information Technology	9.4%
Energy	3.8%
Consumer Cyclical	2.7%
Materials	1.0%
Technology	0.7%
Basic Materials	0.4%
Communications	0.3%
Transportation	0.2%
Real Estate	0.0%

* excluding fixed income securities and cash equivalents

Top Ten Holdings

(% of total investments)*

Table Summary
Corning, Inc.	6.44%
Philip Morris International, Inc.	4.90%
Alphabet, Inc., Class A	4.39%
The Bank of New York Mellon Corp.	3.66%
Mastercard, Inc., Class A	3.63%
Microsoft Corp.	3.57%
UnitedHealth Group, Inc.	3.51%
Bank of America Corp.	3.31%
The Kroger Co.	3.01%
Johnson & Johnson	2.98%

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy voting information, please visit  https://auxierasset.com/prospectus-and-reports or scan the QR code.

Auxier Focus Fund

AUXAX

:  A Shares

Annual Shareholder Report - June 30, 2026

204A-AUXAX-26

Auxier Focus Fund

AUXIX

:  Institutional Shares

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://auxierasset.com/prospectus-and-reports. You can also request this information by contacting us at (877) 328-9437.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$88	0.80%

How did the Fund perform in the last year?

The Fund breakdown was 86.2% domestic stocks, 8% foreign stocks and 5.8% short debt instruments.

Investments in the Industrials, Healthcare and Energy sectors contributed to performance. High spending on infrastructure to support artificial intelligence (AI) buildouts bolstered corporate earnings, specifically in the Industrials sector with companies like Corning and Caterpillar. Corning has grown to the third–largest holding in the Fund. The infrastructure buildout has also increased demand for skilled labor which boosted Lincoln Educational. Energy companies Chevron, Phillips 66 and Valero Energy benefited from several catalysts, including the supply shock due to the war in Iran and anticipation of high energy demands that future AI data centers will require. The Healthcare sector recovered from pricing uncertainties and has been aided by a rotation into defensive names to hedge against volatility in tech.

Investments in the Information Technology and Financials sectors were a drag on performance. Microsoft and Meta Platforms suffered from the narrative shifting from the initial excitement over new generative AI investments to questions over the long-term profitability and return on investment of expensive AI products. Alphabet was an outlier in this sector thanks to the durability of their Search and YouTube products that continue to deliver strong earnings.

 We continue to favor founder led companies with focus and grit who are on a mission to build quality products and services.

Total Return Based on a $250,000 Investment

Table Summary
Date	Institutional Shares	S&P 500® Index	S&P 1000 Value TR
6/30/16	$250,000	$250,000	$249,998
9/30/16	$255,636	$259,630	$263,209
12/31/16	$261,325	$269,559	$291,103
3/31/17	$276,765	$285,911	$296,065
6/30/17	$286,802	$294,740	$298,389
9/30/17	$291,434	$307,946	$310,907
12/31/17	$308,129	$328,408	$326,278
3/31/18	$300,124	$325,915	$318,147
6/30/18	$307,451	$337,106	$338,408
9/30/18	$330,245	$363,100	$349,871
12/31/18	$296,163	$314,009	$286,531
3/31/19	$323,336	$356,865	$325,314
6/30/19	$329,696	$372,224	$332,170
9/30/19	$329,118	$378,546	$334,676
12/31/19	$356,572	$412,880	$359,874
3/31/20	$281,521	$331,963	$231,104
6/30/20	$319,812	$400,160	$280,605
9/30/20	$337,886	$435,892	$286,298
12/31/20	$378,528	$488,845	$372,131
3/31/21	$408,936	$519,031	$447,064
6/30/21	$429,155	$563,402	$466,084
9/30/21	$421,318	$566,681	$455,120
12/31/21	$455,032	$629,169	$486,466
3/31/22	$454,871	$600,237	$482,000
6/30/22	$413,432	$503,592	$418,091
9/30/22	$390,945	$479,004	$397,739
12/31/22	$435,037	$515,221	$446,550
3/31/23	$438,178	$553,848	$458,429
6/30/23	$456,029	$602,266	$475,593
9/30/23	$445,781	$582,551	$450,175
12/31/23	$477,991	$650,661	$514,745
3/31/24	$515,582	$719,344	$529,493
6/30/24	$506,098	$750,159	$508,690
9/30/24	$543,689	$794,318	$559,978
12/31/24	$532,764	$813,454	$568,477
3/31/25	$557,515	$778,702	$536,155
6/30/25	$571,582	$863,911	$554,098
9/30/25	$602,209	$934,099	$595,580
12/31/25	$614,496	$958,900	$610,511
3/31/26	$625,293	$917,338	$623,022
6/30/26	$680,558	$1,056,779	$705,438

The above chart represents historical performance of a hypothetical $250,000 investment over the past 10 years. Updated performance can be found at https://auxierasset.com/performance-and-disclosure.

Average Annual Total Returns

Table Summary
	One Year	Five Year	Ten Year
Institutional Shares	19.06%	9.66%	10.53%
S&P 500® Index	22.32%	13.41%	15.51%
S&P 1000 Value TR	26.56%	8.65%	10.94%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Table Summary
Total Net Assets	$329,853,917
# of Portfolio Holdings	143
Portfolio Turnover Rate	2%
Investment Advisory Fees (Net of fees waived)	$1,850,476

Asset Class Weightings

(% of total investments)

Table Summary
Value	Value
Common Stock	93.5%
Preferred Stock	0.6%
Corporate Non-Convertible Bonds	0.6%
U.S. Government & Agency Obligations	4.2%
Money Market Fund	1.1%

Sector Weightings

(% of total investments)*

Table Summary
Value	Value
Financials	24.9%
Consumer Staples	18.8%
Health Care	17.1%
Industrials	11.1%
Consumer Discretionary	9.6%
Information Technology	9.4%
Energy	3.8%
Consumer Cyclical	2.7%
Materials	1.0%
Technology	0.7%
Basic Materials	0.4%
Communications	0.3%
Transportation	0.2%
Real Estate	0.0%

* excluding fixed income securities and cash equivalents

Top Ten Holdings

(% of total investments)*

Table Summary
Corning, Inc.	6.44%
Philip Morris International, Inc.	4.90%
Alphabet, Inc., Class A	4.39%
The Bank of New York Mellon Corp.	3.66%
Mastercard, Inc., Class A	3.63%
Microsoft Corp.	3.57%
UnitedHealth Group, Inc.	3.51%
Bank of America Corp.	3.31%
The Kroger Co.	3.01%
Johnson & Johnson	2.98%

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy voting information, please visit  https://auxierasset.com/prospectus-and-reports or scan the QR code.

Auxier Focus Fund

AUXIX

:  Institutional Shares

Annual Shareholder Report - June 30, 2026

204A-AUXIX-26

Auxier Focus Fund

AUXFX

:  Investor Shares

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://auxierasset.com/prospectus-and-reports. You can also request this information by contacting us at (877) 328-9437.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$101	0.92%

How did the Fund perform in the last year?

The Fund breakdown was 86.2% domestic stocks, 8% foreign stocks and 5.8% short debt instruments.

Investments in the Industrials, Healthcare and Energy sectors contributed to performance. High spending on infrastructure to support artificial intelligence (AI) buildouts bolstered corporate earnings, specifically in the Industrials sector with companies like Corning and Caterpillar. Corning has grown to the third–largest holding in the Fund. The infrastructure buildout has also increased demand for skilled labor which boosted Lincoln Educational. Energy companies Chevron, Phillips 66 and Valero Energy benefited from several catalysts, including the supply shock due to the war in Iran and anticipation of high energy demands that future AI data centers will require. The Healthcare sector recovered from pricing uncertainties and has been aided by a rotation into defensive names to hedge against volatility in tech.

Investments in the Information Technology and Financials sectors were a drag on performance. Microsoft and Meta Platforms suffered from the narrative shifting from the initial excitement over new generative AI investments to questions over the long-term profitability and return on investment of expensive AI products. Alphabet was an outlier in this sector thanks to the durability of their Search and YouTube products that continue to deliver strong earnings.

 We continue to favor founder led companies with focus and grit who are on a mission to build quality products and services.

Total Return Based on a $10,000 Investment

Table Summary
Date	Investor Shares	S&P 500® Index	S&P 1000 Value TR
6/30/16	$10,000	$10,000	$10,003
9/30/16	$10,223	$10,385	$10,532
12/31/16	$10,442	$10,782	$11,648
3/31/17	$11,058	$11,436	$11,846
6/30/17	$11,455	$11,790	$11,939
9/30/17	$11,632	$12,318	$12,440
12/31/17	$12,292	$13,136	$13,055
3/31/18	$11,967	$13,037	$12,730
6/30/18	$12,253	$13,484	$13,541
9/30/18	$13,157	$14,524	$13,999
12/31/18	$11,793	$12,560	$11,465
3/31/19	$12,874	$14,275	$13,017
6/30/19	$13,121	$14,889	$13,291
9/30/19	$13,091	$15,142	$13,391
12/31/19	$14,175	$16,515	$14,400
3/31/20	$11,184	$13,279	$9,247
6/30/20	$12,705	$16,006	$11,228
9/30/20	$13,421	$17,436	$11,456
12/31/20	$15,030	$19,554	$14,890
3/31/21	$16,230	$20,761	$17,888
6/30/21	$17,027	$22,536	$18,649
9/30/21	$16,714	$22,667	$18,211
12/31/21	$18,041	$25,167	$19,465
3/31/22	$18,028	$24,009	$19,286
6/30/22	$16,386	$20,144	$16,729
9/30/22	$15,490	$19,160	$15,915
12/31/22	$17,227	$20,609	$17,868
3/31/23	$17,348	$22,154	$18,343
6/30/23	$18,049	$24,091	$19,030
9/30/23	$17,638	$23,302	$18,013
12/31/23	$18,906	$26,026	$20,596
3/31/24	$20,391	$28,774	$21,186
6/30/24	$20,004	$30,006	$20,354
9/30/24	$21,489	$31,773	$22,406
12/31/24	$21,046	$32,538	$22,746
3/31/25	$22,021	$31,148	$21,453
6/30/25	$22,566	$34,556	$22,171
9/30/25	$23,773	$37,364	$23,831
12/31/25	$24,249	$38,356	$24,428
3/31/26	$24,668	$36,694	$24,929
6/30/26	$26,845	$42,271	$28,227

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. Updated performance can be found at https://auxierasset.com/performance-and-disclosure.

Average Annual Total Returns

Table Summary
	One Year	Five Year	Ten Year
Investor Shares	18.96%	9.53%	10.38%
S&P 500® Index	22.32%	13.41%	15.51%
S&P 1000 Value TR	26.56%	8.65%	10.94%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Table Summary
Total Net Assets	$329,853,917
# of Portfolio Holdings	143
Portfolio Turnover Rate	2%
Investment Advisory Fees (Net of fees waived)	$1,850,476

Asset Class Weightings

(% of total investments)

Table Summary
Value	Value
Common Stock	93.5%
Preferred Stock	0.6%
Corporate Non-Convertible Bonds	0.6%
U.S. Government & Agency Obligations	4.2%
Money Market Fund	1.1%

Sector Weightings

(% of total investments)*

Table Summary
Value	Value
Financials	24.9%
Consumer Staples	18.8%
Health Care	17.1%
Industrials	11.1%
Consumer Discretionary	9.6%
Information Technology	9.4%
Energy	3.8%
Consumer Cyclical	2.7%
Materials	1.0%
Technology	0.7%
Basic Materials	0.4%
Communications	0.3%
Transportation	0.2%
Real Estate	0.0%

* excluding fixed income securities and cash equivalents

Top Ten Holdings

(% of total investments)*

Table Summary
Corning, Inc.	6.44%
Philip Morris International, Inc.	4.90%
Alphabet, Inc., Class A	4.39%
The Bank of New York Mellon Corp.	3.66%
Mastercard, Inc., Class A	3.63%
Microsoft Corp.	3.57%
UnitedHealth Group, Inc.	3.51%
Bank of America Corp.	3.31%
The Kroger Co.	3.01%
Johnson & Johnson	2.98%

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy voting information, please visit  https://auxierasset.com/prospectus-and-reports or scan the QR code.

Auxier Focus Fund

AUXFX

:  Investor Shares

Annual Shareholder Report - June 30, 2026

204A-AUXFX-26

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
(a)           As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).
(c)           There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.
(d)           There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.
(e)           Not applicable.
(f)(1)   A copy of the Code of Ethics is being filed under Item 19(a)(1) hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
(a)(1)  The Board of Trustees has determined that the Registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.
(a)(2)  The audit committee financial expert, Mr. Mark Moyer, is a non-“interested” Trustee (as defined in Item 3(a)(2) of Form N-CSR
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)       Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $15,400 in 2025 and $15,800 in 2026.
(b)       Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2025 and $0 in 2026.
(c)       Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,200 in 2025 and $3,300 in 2026. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.
(d)       All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2025 and $0 in 2026.
(e)(1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the U.S. Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.
(e)(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)       Not applicable
(g)       The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2025 and $0 in 2026. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.
(h)       During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.
(i)        Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.
(j)        Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

AUXIER FOCUS FUND
Annual Financials and Other Information
June 30, 2026

Fund Adviser:
Auxier Asset Management LLC
15668 NE Eilers Road
Aurora, Oregon 97002
Toll Free: (877) 3AUXIER or (877) 328-9437

Table of Contents
Schedule of Investments 1
Statement of Assets and Liabilities 4
Statement of Operations 5
Statements of Changes in Net Assets 6
Financial Highlights 7
Notes to Financial Statements 10
Report of Independent Registered Public Accounting Firm 15
Important Tax Information (Unaudited) 16
Other Information (Unaudited) 17

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

See Notes to Financial Statements.
Shares Security Description Value
Equity Securities - 94.8%
Common Stock - 94.2%
Basic Materials - 0.3%
850 Barrick Mining Corp. $ 31,220
8,013 DuPont de Nemours, Inc. 1,086,929
1,118,149
Communications - 0.3%
16,900 America Movil SAB de CV, ADR 439,231
1,500 Baidu, Inc., ADR
(a)
171,435
1,719 Cisco Systems, Inc. 201,914
34,119 Telefonica SA, ADR 135,111
1,576 Versant Media Group, Inc. 56,752
1,004,443
Consumer Cyclical - 2.6%
4,100 Alimentation Couche-Tard, Inc. 261,170
680 Amazon.com, Inc.
(a)
162,071
31,025 Booking Holdings, Inc. 5,529,896
290 Deckers Outdoor Corp.
(a)
28,794
14,025 DR Horton, Inc. 2,284,392
391 Evolution AB, ADR
(a)
26,893
700 Lennar Corp., Class A 63,343
100 MercadoLibre, Inc.
(a)
169,739
8,526,298
Consumer Discretionary - 9.1%
134,668 Arcos Dorados Holdings, Inc., Class A 1,085,424
34,000 Becle SAB de CV 28,495
39,408 Comcast Corp., Class A 967,466
12,753 CVS Health Corp. 1,319,298
1,075 Domino's Pizza, Inc. 318,243
15,600 General Motors Co. 1,202,448
775 Genuine Parts Co. 91,435
14,075 Grand Canyon Education, Inc.
(a)
2,014,273
187,862 Lincoln Educational Services Corp.
(a)
9,374,314
19,060 Lowe's Cos., Inc. 4,202,539
3,871 McDonald's Corp. 1,046,370
62,302 Sally Beauty Holdings, Inc.
(a)
880,950
3,870 The Home Depot, Inc. 1,364,872
300 Tractor Supply Co. 9,483
50 Ulta Beauty, Inc.
(a)
22,549
10,000 Universal Technical Institute, Inc.
(a)
427,700
37,350 Walmart, Inc. 4,230,261
4,550 Yum China Holdings, Inc. 185,959
7,050 Yum! Brands, Inc. 1,127,013
29,899,092
Consumer Staples - 17.7%
65,455 Altria Group, Inc. 4,709,487
89,305 British American Tobacco PLC, ADR 5,515,477
2,000 Celsius Holdings, Inc.
(a)
58,560
13,200 Coca-Cola HBC AG, ADR
(a)
860,442
3,535 Diageo PLC, ADR 284,143
11,221 Kenvue, Inc. 214,433
11,150 Keurig Dr Pepper, Inc. 364,940
50,327 Molson Coors Beverage Co., Class B 1,960,740
69,600 Monster Beverage Corp.
(a)
6,689,952
38,595 PepsiCo., Inc. 5,225,763
89,375 Philip Morris International, Inc. 16,168,831
36,044 The Coca-Cola Co. 2,929,296
525 The Hershey Co. 92,111
178,651 The Kroger Co. 9,920,490
10,884 The Magnum Ice Cream Co. NV
(a)
189,490
3,140 The Procter & Gamble Co. 460,450
43,374 Unilever PLC, ADR 2,607,645
1,200 Wal-Mart de Mexico SAB de CV, ADR 35,292
58,287,542
Shares Security Description Value
Energy - 3.5%
109,510 BP PLC, ADR $ 4,046,394
7,630 Chevron Corp. 1,264,749
13,600 ConocoPhillips 1,413,856
4,000 Devon Energy Corp. 165,280
7,800 Phillips 66 1,318,590
13,415 Valero Energy Corp. 3,493,803
11,702,672
Financials - 23.5%
53,260 Aflac, Inc. 6,244,735
53,270 American International Group, Inc. 3,970,213
2,780 Ameriprise Financial, Inc. 1,275,353
550 Aon PLC, Class A 182,429
5,480 Arch Capital Group, Ltd.
(a)
531,889
191,374 Bank of America Corp. 10,904,490
15,925 Berkshire Hathaway, Inc., Class B
(a)
7,968,711
300 Capital One Financial Corp. 60,186
60,674 Central Pacific Financial Corp. 2,317,747
25,975 Citigroup, Inc. 3,635,461
5,616 Colliers International Group, Inc. 526,725
5,616 FirstService Corp. 798,090
2,025 Marsh 337,507
23,319 Mastercard, Inc., Class A 11,976,638
1,800 PayPal Holdings, Inc. 77,724
1,700 Ryan Specialty Holdings, Inc. 64,192
50 S&P Global, Inc.
(a)
20,363
83,590 The Bank of New York Mellon Corp. 12,087,950
650 The Charles Schwab Corp. 59,975
100 The Progressive Corp. 21,845
10,568 The Travelers Cos., Inc. 3,488,708
4,200 U.S. Bancorp 253,680
15,249 Unum Group 1,363,261
25,500 Visa, Inc., Class A 8,748,795
7,000 Wells Fargo & Co. 578,480
77,495,147
Health Care - 16.1%
27,784 Abbott Laboratories 2,521,120
2,213 AbbVie, Inc. 556,879
150 Amgen, Inc. 54,318
5,550 Becton Dickinson & Co. 839,881
1,295 Biogen, Inc.
(a)
279,798
12,161 Elevance Health, Inc. 4,703,023
38,711 Johnson & Johnson 9,831,433
80,768 Medtronic PLC 6,318,481
68,854 Merck & Co., Inc. 8,847,739
6,282 Pfizer, Inc. 151,271
14,097 Quest Diagnostics, Inc. 2,987,859
6,209 The Cigna Group 1,711,697
27,855 UnitedHealth Group, Inc. 11,577,374
751 Waters Corp.
(a)
281,655
28,100 Zimmer Biomet Holdings, Inc. 2,419,129
200 Zoetis, Inc. 14,372
53,096,029
Industrials - 10.4%
2,000 Builders FirstSource, Inc.
(a)
178,960
41,235 CAE, Inc.
(a)
1,033,349
1,240 Caterpillar, Inc. 1,320,476
83,206 Corning, Inc. 21,253,309
1,550 FedEx Corp. 485,351
775 Fedex Freight Holding Co., Inc.
(a)
117,025
700 Ferguson Enterprises, Inc. 166,131
69,882 Gates Industrial Corp. PLC
(a)
1,954,600
300 General Dynamics Corp. 106,272
3,500 Johnson Controls International PLC 511,385

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

See Notes to Financial Statements.
Shares Security Description Value
Industrials - 10.4% (continued)
300 Old Dominion Freight Line, Inc. $ 64,980
28,275 RTX Corp. 5,364,616
2,830 The Boeing Co.
(a)
612,610
7,440 United Parcel Service, Inc., Class B 799,800
2,000 Verisk Analytics, Inc. 359,060
34,327,924
Information Technology - 8.9%
40,550 Alphabet, Inc., Class A 14,491,353
4,775 Cognizant Technology Solutions Corp.,
Class A 184,936
13,950 Fiserv, Inc.
(a)
684,248
1,308 Forrester Research, Inc.
(a)
11,000
3,855 Meta Platforms, Inc., Class A 2,171,483
31,581 Microsoft Corp. 11,780,345
29,323,365
Materials - 1.0%
30,258 Corteva, Inc. 2,562,550
9,505 LyondellBasell Industries NV, Class A 500,438
5,780 The Mosaic Co. 122,478
3,185,466
Real Estate - 0.0%
1,000 Americold Realty Trust, Inc. REIT 15,720
100 Weyerhaeuser Co. REIT 2,394
18,114
Technology - 0.6%
10,000 DHI Group, Inc.
(a)
37,100
200 Leidos Holdings, Inc. 20,594
105 NVIDIA Corp. 21,010
12,020 Qnity Electronics, Inc. 1,962,986
2,041,690
Transportation - 0.2%
2,610 Union Pacific Corp. 709,920
Total Common Stock (Cost $81,825,279) 310,735,851
Shares Security Description Rate Value
Preferred Stock - 0.6%
Financials - 0.0%
2,000 WaFd, Inc. (callable at 25)
(b)
(Cost $33,368) 0.30% 32,220
Information Technology - 0.6%
118,059 Iterate Studio, Inc.
(c)
(Cost
$1,999,990) 0.00  1,999,990
Total Preferred Stock (Cost $2,033,358) 2,032,210
Total Equity Securities (Cost $83,858,637) 312,768,061
Principal
Security
Description Rate Value
Fixed Income Securities - 4.8%
Corporate Non-Convertible Bonds - 0.6%
Energy - 0.1%
$ 400,000 Energy
Transfer LP
(callable at
100)
(b)(d)
6.63% 403,436
Principal
Security
Description Rate Value
Financials - 0.4%
$ 500,000 JPMorgan
Chase & Co.
(callable at
100)
(b)(d)
6.50% $ 500,587
345,000 The Goldman
Sachs Group,
Inc. (callable at
100)
(b)(d)
6.13  345,915
400,000 Truist
Financial Corp.
(callable at
100)
(b)(d)
5.13  396,730
1,243,232
Utilities - 0.1%
345,000 Sempra
(b)(d)
6.40  346,960
Total Corporate Non-Convertible Bonds (Cost
$1,956,343) 1,993,628
Principal
Security
Description Rate Maturity Value
U.S. Government & Agency Obligations - 4.2%
U.S. Treasury Securities - 4.2%
300,000 U.S. Treasury
Bill
(e)
3.61  07/09/26 299,758
7,000,000 U.S. Treasury
Bill
(e)
3.60  07/14/26 6,990,971
1,200,000 U.S. Treasury
Bill
(e)
3.58  07/16/26 1,198,203
3,000,000 U.S. Treasury
Bill
(e)
3.66  07/21/26 2,994,006
2,500,000 U.S. Treasury
Bill
(e)
3.60  08/04/26 2,491,489
13,974,427
Total U.S. Government & Agency Obligations
(Cost $13,974,396) 13,974,427
Total Fixed Income Securities (Cost
$15,930,739) 15,968,055
Shares Security Description Value
Money Market Fund - 1.1%
3,523,524 Fidelity Investments Treasury Only
Portfolio, Institutional Class, 3.59%
(f)
(Cost $3,523,524) 3,523,524
Investments, at value - 100.7% (Cost $103,312,900) $ 332,259,640
Other Assets & Liabilities, Net - (0.7)% (2,405,723)
Net Assets - 100.0% $ 329,853,917
ADR American Depositary Receipt
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b) Security is perpetual in nature with no stated maturity date.
(c) Security fair valued in accordance with procedures adopted by the
Board of Trustees. At the period end, the value of these securities amounted to $1,999,990 or 0.6% of net assets.
(d) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2026.
(e) Zero coupon bond. Interest rate presented is yield to maturity.

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2026.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
(f) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Basic Materials $ 1,118,149 $ – $ – $ 1,118,149
Communications 1,004,443 – – 1,004,443
Consumer Cyclical 8,526,298 – – 8,526,298
Consumer Discretionary 29,899,092 – – 29,899,092
Consumer Staples 58,287,542 – – 58,287,542
Energy 11,702,672 – – 11,702,672
Financials 77,495,147 – – 77,495,147
Health Care 53,096,029 – – 53,096,029
Industrials 34,327,924 – – 34,327,924
Information Technology 29,323,365 – – 29,323,365
Materials 3,185,466 – – 3,185,466
Real Estate 18,114 – – 18,114
Technology 2,041,690 – – 2,041,690
Transportation 709,920 – – 709,920
Preferred Stock
Financials 32,220 – – 32,220
Information Technology – – 1,999,990 1,999,990
Corporate Non-
Convertible Bonds – 1,993,628 – 1,993,628
U.S. Government &
Agency Obligations – 13,974,427 – 13,974,427
Money Market Fund 3,523,524 – – 3,523,524
Investments at Value $ 314,291,595 $ 15,968,055 $ 1,999,990 $ 332,259,640
Preferred Stock
Balance as of 06/30/25 $ 1,999,990
Balance as of 06/30/26 $ 1,999,990
The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of June 30, 2026:
Investments in Securities
Fair Value at
06/30/26
Valuation
Technique(s)
Unobservable
Inputs
Range as of
06/30/26
Weighted Average
as of 06/30/26
Iterate Studio, Inc. $1,999,990 Transaction Price Transaction Price $16.9406 $16.9406

AUXIER FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026

See Notes to Financial Statements.
*Shares redeemed or exchanged within 180 days of purchase are charged a 2.00% redemption fee.
ASSETS
Investments, at value (Cost $103,312,900) $ 332,259,640
Receivables:
Fund shares sold 5,770
Dividends and interest 390,514
Reclaims 847
Prepaid expenses 36,092
Total Assets
332,692,863
LIABILITIES
Payables:
Investment securities purchased 2,532,396
Fund shares redeemed 50,066
Accrued Liabilities:
Investment Adviser fees 151,745
Fund services fees 28,669
Other expenses 76,070
Total Liabilities
2,838,946
NET ASSETS
$ 329,853,917
COMPONENTS OF NET ASSETS
Paid-in capital $ 84,498,514
Distributable Earnings 245,355,403
NET ASSETS
$ 329,853,917
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 3,885,540
A Shares 14,856
Institutional Shares 5,104,479
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Investor Shares (based on net assets of $139,437,330) $ 35.89
A Shares (based on net assets of $559,806) $ 37.68
A Shares Maximum Public Offering Price Per Share (net asset value per share/(100%-5.75%)) $ 39.98
Institutional Shares (based on net assets of $189,856,781) $ 37.19

AUXIER FOCUS FUND
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2026

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $6,772) $ 5,856,110
Interest income 650,912
Total Investment Income
6,507,022
EXPENSES
Investment Adviser fees 2,524,917
Fund services fees 373,293
Transfer agent fees:
Investor Shares 47,528
A Shares 2,756
Institutional Shares 14,287
Distribution fees:
A Shares 1,474
Custodian fees 46,482
Registration fees:
Investor Shares 19,359
A Shares 5,246
Institutional Shares 17,517
Professional fees 82,354
Trustees' fees and expenses 23,871
Intermediaries 198,998
Other expenses 109,057
Total Expenses 3,467,139
Fees waived
(767,505)
Net Expenses
2,699,634
NET INVESTMENT INCOME
3,807,388
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 15,292,028
Net change in unrealized appreciation (depreciation) on investments
36,118,713
NET REALIZED AND UNREALIZED GAIN
51,410,741
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 55,218,129

AUXIER FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Year
Ended
June 30, 2026
For the Year
Ended
June 30, 2025
OPERATIONS Shares Shares
Net investment income $ 3,807,388 $ 4,057,655
Net realized gain 15,292,028 4,926,782
Net change in unrealized appreciation (depreciation) 36,118,713 25,896,718
Increase in Net Assets Resulting from Operations
55,218,129 34,881,155
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares (4,057,820) (4,570,570)
A Shares (8,287) (28,453)
Institutional Shares (4,591,803) (4,663,596)
Total Distributions Paid
(8,657,910) (9,262,619)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 5,506,667 166,652 6,529,395 216,696
Institutional Shares 14,504,574 426,736 18,127,395 583,039
Reinvestment of distributions:
Investor Shares 3,940,141 121,411 4,438,286 149,537
A Shares 8,200 243 28,273 912
Institutional Shares 4,541,715 135,142 4,634,444 151,100
Redemption of shares:
Investor Shares (32,767,400) (976,689) (23,706,060) (791,318)
A Shares (757,959) (23,241) (253,012) (8,124)
Institutional Shares (11,424,767) (334,985) (15,851,417) (512,338)
Redemption fees:
Investor Shares
9,042
–
15,260
–
A Shares
28
–
124
–
Institutional Shares
9,899
–
17,177
–
Decrease in Net Assets from Capital Share Transactions (16,429,860) (484,731) (6,020,135) (210,496)
Increase in Net Assets 30,130,359 19,598,401
NET ASSETS
Beginning of Year
299,723,558 280,125,157
End of Year
$ 329,853,917 $ 299,723,558

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended June 30,
2026 2025 2024 2023 2022
INVESTOR SHARES
NET ASSET VALUE, Beginning of Year
$ 31.03 $ 28.43 $ 26.79 $ 25.05 $ 26.69
INVESTMENT OPERATIONS
Net investment income (a) 0.37 0.40 0.43 0.37 0.27
Net realized and unrealized gain (loss)
5.41 3.19 2.39 2.14 (1.22)
Total from Investment Operations
5.78 3.59 2.82 2.51 (0.95)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.42) (0.45) (0.44) (0.33) (0.28)
Net realized gain
(0.50) (0.54) (0.74) (0.44) (0.41)
Total Distributions to Shareholders
(0.92) (0.99) (1.18) (0.77) (0.69)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 35.89 $ 31.03 $ 28.43 $ 26.79 $ 25.05
TOTAL RETURN
18.96% 12.81% 10.83% 10.14% (3.77)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 139,437 $ 141,943 $ 142,152 $ 146,783 $ 141,242
Ratios to Average Net Assets:
Net investment income 1.13% 1.34% 1.56% 1.43% 0.99%
Net expenses 0.92% 0.91% 0.91% 0.92% 0.92%
Gross expenses (c) 1.10% 1.11% 1.10% 1.10% 1.08%
PORTFOLIO TURNOVER RATE 2% 2% 2% 1% 1%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended June 30,
2026 2025 2024 2023 2022
A SHARES
NET ASSET VALUE, Beginning of Year
$ 32.26 $ 29.36 $ 27.50 $ 25.60 $ 27.20
INVESTMENT OPERATIONS
Net investment income (a) 0.26 0.31 0.35 0.29 0.18
Net realized and unrealized gain (loss)
5.66 3.31 2.47 2.19 (1.25)
Total from Investment Operations
5.92 3.62 2.82 2.48 (1.07)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – (0.18) (0.22) (0.14) (0.12)
Net realized gain
(0.50) (0.54) (0.74) (0.44) (0.41)
Total Distributions to Shareholders
(0.50) (0.72) (0.96) (0.58) (0.53)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 37.68 $ 32.26 $ 29.36 $ 27.50 $ 25.60
TOTAL RETURN(c)
18.55% 12.41% 10.52% 9.77% (4.07)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 560 $ 1,221 $ 1,323 $ 1,340 $ 1,703
Ratios to Average Net Assets:
Net investment income 0.74% 1.01% 1.24% 1.09% 0.64%
Net expenses 1.25% 1.25% 1.24% 1.25% 1.25%
Gross expenses (d) 3.41% 2.16% 1.86% 1.76% 1.65%
PORTFOLIO TURNOVER RATE 2% 2% 2% 1% 1%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Total Return does not include the effect of front end sales charge or contingent deferred sales charge.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended June 30,
2026 2025 2024 2023 2022
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 32.10 $ 29.35 $ 27.59 $ 25.74 $ 27.38
INVESTMENT OPERATIONS
Net investment income (a) 0.43 0.45 0.48 0.41 0.31
Net realized and unrealized gain (loss)
5.58 3.30 2.46 2.21 (1.26)
Total from Investment Operations
6.01 3.75 2.94 2.62 (0.95)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.42) (0.46) (0.44) (0.33) (0.28)
Net realized gain
(0.50) (0.54) (0.74) (0.44) (0.41)
Total Distributions to Shareholders
(0.92) (1.00) (1.18) (0.77) (0.69)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 37.19 $ 32.10 $ 29.35 $ 27.59 $ 25.74
TOTAL RETURN
19.06% 12.94% 10.98% 10.30% (3.66)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 189,857 $ 156,560 $ 136,650 $ 125,487 $ 111,723
Ratios to Average Net Assets:
Net investment income 1.27% 1.47% 1.69% 1.56% 1.11%
Net expenses 0.80% 0.79% 0.79% 0.80% 0.80%
Gross expenses (c) 1.09% 1.10% 1.09% 1.08% 1.08%
PORTFOLIO TURNOVER RATE 2% 2% 2% 1% 1%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

Note 1. Organization
The Auxier Focus Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the
“Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value.
The Fund currently offers three classes of shares: Investor Shares, A Shares and Institutional Shares. A Shares are offered at net asset value plus a maximum sales charge of 5.75%. A Shares are also subject to contingent deferred sales charge (“CDSC”) of 1.00% on purchases without an initial sales charge and redeemed less than one year after they are purchased. Investor Shares and Institutional
Shares are not subject to a sales charge. Investor Shares, A Shares and Institutional Shares commenced operations on July 9, 1999,
July 8, 2005 and May 9, 2012, respectively. The Fund’s investment objective is to provide long-term capital appreciation.
The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statement of Operations and the financial highlights for the Fund is the information utilized for the day-
to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the management committee of Auxier Asset Management LLC, the Fund's Adviser, is deemed to be the Chief Operating
Decision Maker.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the
Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity.
Shares of non-exchange traded open-end mutual funds are valued at net asset value per share (“NAV”). Short-term investments that mature in sixty days or less may be recorded at amortized cost, which approximates fair value.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the
Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy.
Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time that the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2026, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Interest income is recorded on an accrual basis. Premiums are amortized to the next call date and discounts are accreted to maturity using the effective interest method. Premium amortization and discount accretion are included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
During the year, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2026, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Redemption Fees – A shareholder who redeems or exchanges shares within 180 days of purchase will incur a redemption fee of
2.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in
Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s Statement of Assets and Liabilities.
Note 3. Fees and Expenses
Investment Adviser – Auxier Asset Management LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.80%
of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group)
(the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a
Apex Fund Services) (“Apex”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for A Shares of the Fund in
accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the
Board a fee of up to 0.25% of the average daily net assets of A Shares. The Distributor has no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds.
For the year ended June 30, 2026 , there were no front-end sales charges assessed on the sale of A Shares and no contingent deferred sales charges were assessed on the sale of A Shares.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services fees and transfer agent fees within the Statement of Operations.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Apex provides a Principal
Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as
well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $60,000 ($70,000 for the Chairman). The Audit Committee
Chairman receives an additional $5,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

Note 4. Expense Reimbursement and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend expenses on short sales, and extraordinary expenses ) to 0.92%, 1.25% and 0.80% of the Investor Shares, A Shares and Institutional
Shares, respectively , through at least October 31, 2026. These contractual waivers may only be raised or eliminated with consent of the Board. Other fund service providers have agreed to waive a portion of their fees and such waivers may be changed or eliminated with the approval of the Board of Trustees of the Trust. For the year ended June 30, 2026 , the fees waived and expenses reimbursed were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or
(ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Other Waivers are not eligible for recoupment.
As of June 30, 2026 , fees waived and expenses reimbursed that are subject to recapture by the Adviser were as follows:
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the year ended June 30, 2026 , totaled $4,513,776 and $25,506,162 .
Note 6. Federal Income Tax
As of June 30, 2026 , cost for federal income tax purposes is $103,360,866 and net unrealized appreciation consists of:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of June 30, 2026, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to wash sales and equity return of capital.
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 674,441 $ 93,064 $ 767,505
Fees Waived and/or Expenses Reimbursed Subject to Recoupment
During the Fiscal Year Ending June 30,
Total Fees Waived
and/or Expenses
Reimbursed Subject
to Recoupment 2027 2028 2029
$ 583,200 $ 647,115 $ 674,441 $ 1,904,756
Gross Unrealized Appreciation
$ 230,319,110
Gross Unrealized Depreciation
(1,420,336)
Net Unrealized Appreciation
$ 228,898,774
2026 2025
Ordinary Income $ 3,971,378 $ 4,345,414
Long-Term Capital Gain 4,686,532 4,917,205
$ 8,657,910 $ 9,262,619
Undistributed Ordinary Income
$ 1,816,418
Undistributed Long-Term Gain
14,640,211
Net Unrealized Appreciation
228,898,774
Total
$ 245,355,403

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

Note 7. Sector Concentration Risk
Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Auxier Focus Fund and
Board of Trustees of Forum Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Auxier
Focus Fund (the “Fund”), a series of Forum Funds, as of June 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the year ended June 30, 2022, were audited by other auditors whose report dated
August 24, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.
Cohen & Company, Ltd.
Philadelphia, Pennsylvania
August 24, 2026

AUXIER FOCUS FUND
IMPORTANT TAX INFORMATION (Unaudited)
June 30, 2026

Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates
100.00 % of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD), 100.00 % for the qualified dividend rate (QDI), and 5.93 % of its income dividends as qualified interest income exempt from U.S. tax for foreign shareholders (QII) as defined in Section 1(h)(11) of the Code. The Fund also designates 0.57% as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD). Pursuant to Section 852 (b)(3) of the Internal Revenue Code, the Fund
designates $4,686,532 as long term capital gain dividends for the year.

AUXIER FOCUS FUND
OTHER INFORMATION (Unaudited)
June 30, 2026

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
N/A

AUXIER FOCUS FUND
FOR MORE INFORMATION
P.O. Box 588
Portland, Maine 04112
(877) 3AUXIER
(877) 328-9437
INVESTMENT ADVISER
Auxier Asset Management LLC
15668 NE Eilers Road
Aurora, Oregon 97002
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, Maine 04112
www.apexgroup.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
204-ANR-0626

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not applicable.
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Code of Ethics (filed herewith).
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 18, 2026

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 18, 2026